Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
April 30, 2023
SCP-NPRT3-0623
1.815773.118
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	324,103	10,763,461
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	1,241,477	24,295,705
Media - 0.6%
Integral Ad Science Holding Corp. (a)	1,096,202	17,243,257
TechTarget, Inc. (a)	365,234	12,450,827
		29,694,084
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	1,653,057	22,167,494
TOTAL COMMUNICATION SERVICES		86,920,744
CONSUMER DISCRETIONARY - 15.1%
Automobile Components - 0.6%
Autoliv, Inc.	263,094	22,576,096
Gentherm, Inc. (a)	107,247	6,397,284
		28,973,380
Diversified Consumer Services - 1.9%
Duolingo, Inc. (a)	234,790	31,969,006
Grand Canyon Education, Inc. (a)	211,967	25,160,483
H&R Block, Inc.	689,885	23,394,000
Rover Group, Inc. Class A (a)(b)(c)	3,638,218	16,481,128
		97,004,617
Hotels, Restaurants & Leisure - 3.7%
Bowlero Corp. Class A (a)	500,889	7,328,006
Brinker International, Inc. (a)	906,871	36,202,290
Dutch Bros, Inc. (a)(b)	197,519	6,152,717
Everi Holdings, Inc. (a)	837,914	12,736,293
Kura Sushi U.S.A., Inc. Class A (a)(b)	419,043	28,880,444
Lindblad Expeditions Holdings (a)(b)(c)	3,465,264	39,192,136
Planet Fitness, Inc. (a)	158,000	13,136,120
SeaWorld Entertainment, Inc. (a)	774,432	41,556,021
		185,184,027
Household Durables - 1.9%
Helen of Troy Ltd. (a)(b)	278,591	27,953,821
KB Home	402,700	17,646,314
LGI Homes, Inc. (a)	217,258	25,810,250
Lovesac (a)(b)(c)	979,594	25,753,526
		97,163,911
Leisure Products - 0.6%
YETI Holdings, Inc. (a)(b)	829,158	32,710,283
Specialty Retail - 4.4%
Aritzia, Inc. (a)	571,279	18,156,456
BARK, Inc. warrants 8/29/25 (a)	567,003	82,045
Boot Barn Holdings, Inc. (a)	370,144	26,824,336
Dick's Sporting Goods, Inc. (b)	290,209	42,083,207
Fanatics, Inc. Class A (a)(d)(e)	726,062	53,481,727
Floor & Decor Holdings, Inc. Class A (a)(b)	260,024	25,830,784
Murphy U.S.A., Inc.	163,970	45,129,463
Musti Group OYJ	284,237	5,885,042
thredUP, Inc. (a)(b)	2,063,980	5,448,907
		222,921,967
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	599,914	74,191,364
Kontoor Brands, Inc. (b)	610,063	27,556,546
		101,747,910
TOTAL CONSUMER DISCRETIONARY		765,706,095
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	77,866	24,723,234
Celsius Holdings, Inc. (a)	274,920	26,274,104
		50,997,338
Consumer Staples Distribution & Retail - 2.9%
Casey's General Stores, Inc. (b)	85,992	19,676,689
Performance Food Group Co. (a)	797,288	49,981,985
Sprouts Farmers Market LLC (a)(b)	978,733	33,922,886
U.S. Foods Holding Corp. (a)	1,145,870	44,001,408
		147,582,968
Food Products - 0.9%
Freshpet, Inc. (a)(b)	167,734	11,568,614
Nomad Foods Ltd. (a)	1,064,203	20,007,016
Sovos Brands, Inc. (a)	761,463	13,059,090
The Real Good Food Co. LLC:
Class B (e)	248,958	2
Class B unit (f)	248,958	978,405
		45,613,127
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	934,291	33,625,133
The Beauty Health Co. (a)(b)	974,739	11,170,509
		44,795,642
TOTAL CONSUMER STAPLES		288,989,075
ENERGY - 5.5%
Energy Equipment & Services - 1.8%
Championx Corp.	525,643	14,234,412
Liberty Oilfield Services, Inc. Class A	1,782,991	22,840,115
Nextier Oilfield Solutions, Inc. (a)	2,083,965	16,838,437
TechnipFMC PLC (a)	2,817,364	38,569,713
		92,482,677
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	781,184	17,959,420
Civitas Resources, Inc.	219,389	15,148,810
Denbury, Inc. (a)	536,510	50,099,304
Genesis Energy LP	2,521,008	28,134,449
Northern Oil & Gas, Inc. (b)	1,201,034	39,838,298
PDC Energy, Inc.	245,623	15,977,776
Range Resources Corp.	539,427	14,267,844
Scorpio Tankers, Inc.	87,236	4,558,081
		185,983,982
TOTAL ENERGY		278,466,659
FINANCIALS - 3.7%
Banks - 0.7%
Cadence Bank	489,000	9,887,580
First Interstate Bancsystem, Inc.	269,455	6,895,353
Pinnacle Financial Partners, Inc.	198,517	10,765,577
Starling Bank Ltd. Series D (a)(d)(e)	1,942,800	7,373,674
		34,922,184
Capital Markets - 0.9%
Lazard Ltd. Class A	372,375	11,655,338
Perella Weinberg Partners (a)(d)	2,039,500	16,112,050
StepStone Group, Inc. Class A	726,668	16,008,496
		43,775,884
Consumer Finance - 0.6%
NerdWallet, Inc. (a)	551,603	7,485,253
OneMain Holdings, Inc.	329,302	12,635,318
PROG Holdings, Inc. (a)	334,200	10,102,866
		30,223,437
Financial Services - 0.9%
Flywire Corp. (a)	202,644	5,911,125
Remitly Global, Inc. (a)	1,746,781	29,345,921
Walker & Dunlop, Inc.	193,130	12,999,580
		48,256,626
Insurance - 0.6%
BRP Group, Inc. (a)	1,113,744	28,055,211
TOTAL FINANCIALS		185,233,342
HEALTH CARE - 24.9%
Biotechnology - 7.4%
Absci Corp. (a)(b)	812,677	1,072,734
ALX Oncology Holdings, Inc. (a)	782,910	4,650,485
Arcellx, Inc. (a)	385,360	16,447,165
Argenx SE ADR (a)	51,951	20,150,754
Ascendis Pharma A/S sponsored ADR (a)	222,497	15,565,890
Blueprint Medicines Corp. (a)	464,352	23,705,170
Celldex Therapeutics, Inc. (a)	533,559	16,775,095
Cyteir Therapeutics, Inc. (a)	627,667	1,355,761
Cytokinetics, Inc. (a)	783,277	29,294,560
Day One Biopharmaceuticals, Inc. (a)(b)	690,096	8,557,190
Halozyme Therapeutics, Inc. (a)	226,383	7,273,686
Immunocore Holdings PLC ADR (a)(b)	314,290	18,244,535
Janux Therapeutics, Inc. (a)	420,628	6,444,021
Karuna Therapeutics, Inc. (a)	24,000	4,762,560
Keros Therapeutics, Inc. (a)	261,586	11,602,647
Krystal Biotech, Inc. (a)	95,300	8,005,200
Monte Rosa Therapeutics, Inc. (a)	628,148	2,851,792
Morphic Holding, Inc. (a)	361,083	17,064,783
Nuvalent, Inc. Class A (a)(b)	551,531	19,518,682
PepGen, Inc.	343,883	5,189,194
Prelude Therapeutics, Inc. (a)	678,471	4,382,923
PTC Therapeutics, Inc. (a)	563,443	31,068,247
Relay Therapeutics, Inc. (a)(b)	444,138	5,049,849
Tango Therapeutics, Inc. (a)	1,267,331	4,308,925
Tenaya Therapeutics, Inc. (a)	794,996	4,225,404
Tyra Biosciences, Inc. (a)(b)	685,012	9,706,620
Vaxcyte, Inc. (a)	595,031	25,485,178
Vericel Corp. (a)	290,960	9,168,150
Verve Therapeutics, Inc. (a)(b)	537,511	8,562,550
Viking Therapeutics, Inc. (a)(b)	690,000	14,703,900
Xenon Pharmaceuticals, Inc. (a)	340,725	13,724,403
Zentalis Pharmaceuticals, Inc. (a)	319,000	7,027,570
		375,945,623
Health Care Equipment & Supplies - 5.6%
Envista Holdings Corp. (a)	377,843	14,543,177
Haemonetics Corp. (a)	690,325	57,787,106
Inspire Medical Systems, Inc. (a)	80,343	21,502,197
Insulet Corp. (a)	188,016	59,796,609
Merit Medical Systems, Inc. (a)	133,300	10,835,957
Neogen Corp. (a)	541,678	9,327,695
NeuroPace, Inc. (a)(b)	999,677	4,998,385
Nevro Corp. (a)	259,150	7,585,321
Nyxoah SA (a)(b)	110,055	889,244
PROCEPT BioRobotics Corp. (a)	486,284	14,778,171
Pulmonx Corp. (a)	704,638	8,279,497
Shockwave Medical, Inc. (a)	121,600	35,283,456
TransMedics Group, Inc. (a)	478,867	37,878,380
		283,485,195
Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc. (a)	570,297	41,226,770
agilon health, Inc. (a)(b)	1,812,737	43,995,127
Chemed Corp.	28,500	15,710,625
Molina Healthcare, Inc. (a)	170,407	50,762,541
Option Care Health, Inc. (a)	1,106,456	35,572,560
R1 Rcm, Inc. (b)	1,940,706	30,255,607
Surgery Partners, Inc. (a)	917,296	36,379,959
The Ensign Group, Inc.	160,000	15,534,400
		269,437,589
Health Care Technology - 1.6%
Evolent Health, Inc. (a)	1,048,922	38,191,250
Phreesia, Inc. (a)	978,175	30,949,457
Schrodinger, Inc. (a)	341,480	10,080,490
		79,221,197
Life Sciences Tools & Services - 1.6%
Medpace Holdings, Inc. (a)	164,069	32,836,770
Olink Holding AB ADR (a)	808,648	17,442,537
Pacific Biosciences of California, Inc. (a)	310,500	3,291,300
Sotera Health Co. (a)	298,032	4,997,997
Syneos Health, Inc. (a)	259,869	10,202,457
Veterinary Emergency Group LLC Class A (a)(d)(e)(g)	190,561	10,562,796
		79,333,857
Pharmaceuticals - 3.4%
Arvinas Holding Co. LLC (a)	405,056	10,616,518
Axsome Therapeutics, Inc. (a)(b)	244,368	17,479,643
DICE Therapeutics, Inc. (a)(b)	393,539	12,790,018
Edgewise Therapeutics, Inc. (a)	1,366,398	11,983,310
Enliven Therapeutics, Inc. (a)(b)	610,368	11,621,407
Ikena Oncology, Inc. (a)	708,596	3,883,106
Intra-Cellular Therapies, Inc. (a)	593,870	36,909,021
Pharvaris BV (a)	683,085	6,386,845
Terns Pharmaceuticals, Inc. (a)(b)	2,379,660	31,054,563
Ventyx Biosciences, Inc. (a)	370,084	13,915,158
Verona Pharma PLC ADR (a)	673,164	14,102,786
		170,742,375
TOTAL HEALTH CARE		1,258,165,836
INDUSTRIALS - 21.4%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	391,102	25,257,367
Curtiss-Wright Corp.	187,128	31,779,948
V2X, Inc. (a)	472,764	20,423,405
		77,460,720
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	506,973	10,296,622
Hub Group, Inc. Class A (a)	95,163	7,175,290
		17,471,912
Building Products - 1.4%
Tecnoglass, Inc.	301,300	13,212,005
The AZEK Co., Inc. (a)(b)	822,893	22,333,316
UFP Industries, Inc.	418,241	32,840,283
		68,385,604
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	789,767	10,290,664
Driven Brands Holdings, Inc. (a)	582,124	17,871,207
		28,161,871
Construction & Engineering - 2.0%
Bowman Consulting Group Ltd. (a)	355,576	10,596,165
EMCOR Group, Inc.	268,173	45,857,583
Valmont Industries, Inc. (b)	47,733	13,869,300
Willscot Mobile Mini Holdings (a)	674,369	30,616,353
		100,939,401
Electrical Equipment - 3.0%
Acuity Brands, Inc.	96,762	15,228,404
Array Technologies, Inc. (a)	1,211,536	24,775,911
Atkore, Inc. (a)	246,258	31,109,773
Generac Holdings, Inc. (a)	85,700	8,760,254
nVent Electric PLC (b)	739,849	31,021,869
Regal Rexnord Corp.	256,857	33,432,507
Thermon Group Holdings, Inc. (a)	302,399	6,283,851
		150,612,569
Ground Transportation - 0.4%
U-Haul Holding Co. (b)	139,522	8,519,213
U-Haul Holding Co. (non-vtg.)	204,658	11,071,998
		19,591,211
Machinery - 3.4%
Chart Industries, Inc. (a)(b)	95,872	12,760,563
Crane Co.	233,917	16,858,398
Crane Nxt Co.	233,917	11,078,309
ESAB Corp.	213,873	12,481,628
Federal Signal Corp.	757,174	38,903,600
ITT, Inc.	223,460	18,868,962
Mueller Industries, Inc. (b)	400,703	28,790,511
Terex Corp.	338,661	15,100,894
Timken Co.	252,280	19,387,718
		174,230,583
Marine Transportation - 0.3%
Kirby Corp. (a)	218,384	15,688,707
Professional Services - 6.6%
ASGN, Inc. (a)	250,549	17,936,803
CACI International, Inc. Class A (a)	190,283	59,619,470
CBIZ, Inc. (a)	218,161	11,494,903
Concentrix Corp.	144,065	13,903,713
ExlService Holdings, Inc. (a)	290,722	51,858,990
FTI Consulting, Inc. (a)	136,006	24,549,083
ICF International, Inc.	150,467	17,153,238
Insperity, Inc.	217,842	26,676,931
KBR, Inc.	925,914	52,527,101
Maximus, Inc.	675,435	56,500,138
		332,220,370
Trading Companies & Distributors - 1.9%
Alligo AB (B Shares)	911,400	10,167,104
Applied Industrial Technologies, Inc.	426,023	57,794,280
Custom Truck One Source, Inc. Class A (a)(b)	1,644,216	10,325,676
WESCO International, Inc.	114,595	16,501,680
		94,788,740
TOTAL INDUSTRIALS		1,079,551,688
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.6%
Harmonic, Inc. (a)	1,203,541	16,957,893
Lumentum Holdings, Inc. (a)	246,622	11,899,512
NetScout Systems, Inc. (a)	60,862	1,656,055
		30,513,460
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (a)	225,729	21,432,969
Insight Enterprises, Inc. (a)	272,583	32,968,914
Napco Security Technologies, Inc. (a)	417,741	12,949,971
Richardson Electronics Ltd. (b)	438,281	6,762,676
TD SYNNEX Corp.	141,208	12,573,160
Vontier Corp.	625,461	16,968,757
		103,656,447
IT Services - 0.4%
Wix.com Ltd. (a)	234,554	20,460,145
Semiconductors & Semiconductor Equipment - 3.7%
AEHR Test Systems (a)(b)	331,384	8,201,754
Allegro MicroSystems LLC (a)	671,751	24,028,533
Axcelis Technologies, Inc. (a)	208,158	24,625,091
Cirrus Logic, Inc. (a)	267,887	22,982,026
eMemory Technology, Inc.	278,000	16,610,499
Impinj, Inc. (a)	179,416	15,862,169
Lattice Semiconductor Corp. (a)	402,207	32,055,898
MACOM Technology Solutions Holdings, Inc. (a)	499,914	29,164,983
Nova Ltd. (a)	138,758	12,689,419
		186,220,372
Software - 6.3%
Agilysys, Inc. (a)	125,842	9,820,710
Algolia, Inc. (a)(d)(e)	234,640	3,808,207
Alkami Technology, Inc. (a)(b)	871,652	10,451,107
Braze, Inc. (a)(b)	190,853	5,611,078
CCC Intelligent Solutions Holdings, Inc. (a)(d)	48,511	421,075
Confluent, Inc. (a)(b)	435,123	9,572,706
Convoy, Inc. warrants (a)(d)(e)	59,855	180,762
Cvent Holding Corp. (a)(b)	3,259,840	27,415,254
DoubleVerify Holdings, Inc. (a)(b)	1,016,157	29,895,339
Dynatrace, Inc. (a)	755,537	31,944,104
Elastic NV (a)	343,785	19,681,691
Intapp, Inc. (a)	337,333	13,601,267
Lightspeed Commerce, Inc. (a)(b)	489,674	6,429,420
Pagerduty, Inc. (a)	548,100	16,475,886
Sprout Social, Inc. (a)	736,979	36,303,586
TECSYS, Inc. (b)	690,776	13,042,071
Tenable Holdings, Inc. (a)	991,316	36,668,779
WalkMe Ltd. (a)(b)	841,999	8,790,470
Workiva, Inc. (a)	389,823	36,417,265
		316,530,777
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	1,554,318	45,867,924
TOTAL INFORMATION TECHNOLOGY		703,249,125
MATERIALS - 5.5%
Chemicals - 3.7%
Avient Corp.	407,400	15,688,974
Axalta Coating Systems Ltd. (a)	583,858	18,432,397
Cabot Corp.	777,052	55,761,252
Element Solutions, Inc.	722,949	13,121,524
Olin Corp.	275,889	15,284,251
Orion Engineered Carbons SA	1,170,111	28,328,387
The Chemours Co. LLC	924,680	26,880,448
Valvoline, Inc.	401,356	13,866,850
		187,364,083
Construction Materials - 0.3%
Eagle Materials, Inc.	93,913	13,918,846
Containers & Packaging - 1.2%
Ardagh Metal Packaging SA (a)(d)	1,634,000	6,666,720
O-I Glass, Inc. (a)	1,757,491	39,490,823
Silgan Holdings, Inc.	334,400	16,472,544
		62,630,087
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	238,800	14,265,912
TOTAL MATERIALS		278,178,928
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International, Inc. (a)(b)	446,292	8,015,404
TOTAL COMMON STOCKS (Cost $4,486,489,434)		4,932,476,896

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(d)(e)	253,500	9,224,865
HEALTH CARE - 0.6%
Biotechnology - 0.5%
Bright Peak Therapeutics AG Series B (a)(d)(e)	1,079,522	3,011,866
Caris Life Sciences, Inc. Series D (a)(d)(e)	780,603	4,371,377
LifeMine Therapeutics, Inc. Series C (a)(d)(e)	2,048,403	3,584,705
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	2,370,360	6,162,936
Series B1 (a)(d)(e)	1,264,171	3,741,946
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,097,257	4,037,906
Treeline Biosciences Series A (a)(d)(e)	115,000	898,150
		25,808,886
Health Care Providers & Services - 0.1%
Boundless Bio, Inc.:
Series B (a)(d)(e)	3,017,761	2,595,274
Series C (d)(e)	2,110,183	1,477,128
		4,072,402
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(d)(e)	326,496	1,521,471
TOTAL HEALTH CARE		31,402,759
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Beta Technologies, Inc.:
Series A (a)(d)(e)	278,129	19,307,715
Series B, 6.00% (a)(d)(e)	85,106	6,266,355
		25,574,070
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
Astranis Space Technologies Corp.:
Series C (a)(d)(e)	557,717	12,225,157
Series C (d)(e)	87,241	1,912,323
		14,137,480
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	7,200,627
Series F (a)(d)(e)	127,716	1,057,488
		8,258,115
Software - 0.3%
Algolia, Inc. Series D (a)(d)(e)	53,800	873,174
Convoy, Inc. Series D (a)(d)(e)	913,444	5,846,042
Mountain Digital, Inc. Series D (a)(d)(e)	729,676	9,040,686
Skyryse, Inc. Series B (a)(d)(e)	62,100	1,309,068
		17,068,970
TOTAL INFORMATION TECHNOLOGY		39,464,565
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,225,371)		105,666,259

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (d)(e) (Cost $398,614)	398,614	409,775

Money Market Funds - 8.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (i)	55,989,182	56,000,380
Fidelity Securities Lending Cash Central Fund 4.88% (i)(j)	347,707,304	347,742,075
TOTAL MONEY MARKET FUNDS (Cost $403,742,455)		403,742,455

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $5,034,855,874)	5,442,295,385
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(389,351,531)
NET ASSETS - 100.0%	5,052,943,854

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,683,045 or 4.1% of net assets.

(e)	Level 3 security
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $978,405 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	6,862,059

Algolia, Inc. Series D	7/23/21	1,573,384

Ardagh Metal Packaging SA	2/22/21	16,340,000

Astranis Space Technologies Corp. Series C	3/19/21 - 4/05/23	14,138,079

Beta Technologies, Inc. Series A	4/09/21	20,378,512

Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386

Boundless Bio, Inc. Series B	4/23/21	4,073,977

Boundless Bio, Inc. Series C	4/05/23	1,477,128

Bright Peak Therapeutics AG Series B	5/14/21	4,216,613

Caris Life Sciences, Inc. Series D	5/11/21	6,322,884

CCC Intelligent Solutions Holdings, Inc.	2/02/21	485,110

Convoy, Inc. Series D	10/30/19	12,368,032

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	398,614

Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757

Mountain Digital, Inc. Series D	11/05/21	16,757,228

Perella Weinberg Partners	12/29/20	20,395,000

Reddit, Inc. Series F	8/11/21	15,664,880

Skyryse, Inc. Series B	10/21/21	1,532,626

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,337,564

Wugen, Inc. Series B	7/09/21	2,531,944

Yanka Industries, Inc. Series E	5/15/20	10,504,568

Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	52,799,304	979,746,599	976,545,523	1,006,478	-	-	56,000,380	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	400,159,025	949,608,028	1,002,024,978	2,271,200	-	-	347,742,075	1.1%
Total	452,958,329	1,929,354,627	1,978,570,501	3,277,678	-	-	403,742,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Avid Technology, Inc.	65,716,436	3,491,053	25,151,217	-	(5,631,458)	7,443,110	-
BARK, Inc.	3,021,230	-	5,925,292	-	(27,712,366)	18,664,428	-
BARK, Inc.	1,709,136	-	-	-	-	10,242,864	-
BARK, Inc. warrants 8/29/25	92,317	-	2,549	-	(24,533)	16,810	-
Enliven Therapeutics, Inc.	-	7,944,334	-	-	-	-	-
Lindblad Expeditions Holdings	25,014,078	9,158,369	5,859,084	-	(2,967,091)	13,845,864	39,192,136
Lovesac	21,433,624	11,991,562	3,177,188	-	(5,809,742)	1,315,270	25,753,526
Rover Group, Inc. Class A	10,653,724	6,035,101	284,712	-	12,302	64,713	16,481,128
Total	127,640,545	38,620,419	40,400,042	-	(42,132,888)	51,593,059	81,426,790

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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